Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 106,991	$ 159,639	$ 121,658	$ 139,481
Accounts receivable and prepaid expenses	18,574	15,240
Advances to affiliates	10,714	11,942
Consolidated total assets	4,005,010	3,964,418
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,498,003	3,395,759
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 370,728	$ 381,838